Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 3,652	£ 3,308
Exchange differences	(59)	60
Additions	93	65
Share of profit/(loss) after tax	370	417	£ 334
Step acquisition	(17)
Dividends	(219)	(190)
Share of movements in other comprehensive income and equity	36	(6)
Transfer	1
Impairment charged during the year	(28)	(2)
Cost less provisions, Ending balance	3,829	3,652	3,308
Loans and preference shares invested in associates	168	163
Additional investments in associates subject to performance targets	27	22
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	3,409	3,128
Exchange differences	(51)	48
Additions	0	0
Share of profit/(loss) after tax	379	425
Step acquisition	0
Dividends	(214)	(186)
Share of movements in other comprehensive income and equity	36	(6)
Transfer	0
Impairment charged during the year	0	0
Cost less provisions, Ending balance	3,559	3,409	3,128
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	243	180
Exchange differences	(8)	12
Additions	93	65
Share of profit/(loss) after tax	(9)	(8)
Step acquisition	(17)
Dividends	(5)	(4)
Share of movements in other comprehensive income and equity	0	0
Transfer	1
Impairment charged during the year	(28)	(2)
Cost less provisions, Ending balance	£ 270	£ 243	£ 180